Combined Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 36,357	$ 1,519	$ 60,174	$ (14,406)	$ (8,394)	$ (13,720)
Other comprehensive gain (loss):
Foreign currency translation adjustments, net of zero tax	2,378	(54)	(1,217)	(52)	490	(706)
Unrealized foreign exchange loss from long-term intercompany loans, net of tax benefit	691	(682)	580	(704)	(278)	(1,520)
Comprehensive income (loss)	$ 39,426	$ 783	$ 59,537	$ (15,162)	$ (8,182)	$ (15,946)